Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	5,401	—	—	5,401
	$5,401	$—	$—	$5,401
Liabilities:
Warrant liability - public warrants	$706	$—	$—	$706
Warrant liability - private placement warrants	—	1,213	—	1,213
Warrant liability - Series A penny warrants	—	—	2,525	2,525
	$706	$1,213	$2,525	$4,444

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,710	$—	$—	$2,710
Investments in securities	849	64,692	—	65,541
	$3,559	$64,692	$—	$68,251
Liabilities:
Warrant liability - public warrants	$454	$—	$—	$454
Warrant liability - private placement warrants	—	780	—	780
Warrant liability - Series A penny warrants	—	—	1,780	1,780
	$454	$780	$1,780	$3,014

The fair values of government money market funds have been measured on a recurring basis using Level 1 inputs, which are based on unadjusted quoted market prices within active markets. The short-term investments, including investments in fixed income securities, have been measured using quoted pricing on active markets for Level 1 investments and inputs based on alternative pricing sources and models utilizing observable market inputs for Level 2 investments.

The fair value of the Public Warrants is classified as Level 1 due to the use of an observable market quote in an active market. The fair value of the Private Placement Warrants is classified as Level 2 due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market. The warrant liability is calculated by multiplying the quoted market price of the Company’s Public Warrants by the total number of Public Warrants and Private Placement Warrants.

The Company’s Level 3 liability consists of the Series A Penny Warrants associated with the issuance of Series A Preferred Stock. This liability has been classified as Level 3 due to the use of an unobservable input within the valuation, namely volatility.

The fair value of the Series A Penny Warrant liability as of December 31, 2025 and December 31, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	December 31, 2025
Warrant Shares	1,469,519
Aggregate Value Cap	$11,250
Stock price	$4.11
Strike price	$0.01
Term (in years)	3.18 years
Volatility	109.0%
Risk free rate	3.6%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	December 31, 2024
Warrant Shares	1,274,742
Aggregate Value Cap	$11,250
Stock price	$3.15
Strike price	$0.01
Term (in years)	4.2 years
Volatility	100.0%
Risk free rate	4.3%
Dividend Rate	—%

The following table shows the change in the fair value of the Series A Penny Warrant liability for the years ended December 31, 2025 and 2024:

Amount
Balance as of December 31, 2023	$—
Issuance of Series A Penny Warrants	3,747
Change in fair value of Series A Penny Warrants	(1,967)
Balance as of December 31, 2024	1,780
Change in fair value of Series A Penny Warrants	745
Balance as of December 31, 2025	$2,525

There have been no changes in valuation techniques and related inputs. As of December 31, 2025 and December 31, 2024, there were no transfers between Level 1, Level 2, and Level 3.